Property, equipment and vehicles (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment

Cost:	Land	Plant	Equipment	Vehicles	Total

Balance, December 31, 2025	1,896,292	2,585,041	10,552,985	133,308	15,167,626
Additions	-	101,217	206,458	-	307,675
Balance, June 30, 2026	1,896,292	2,686,258	10,759,443	133,308	15,475,301

Depreciation:
Balance, December 31, 2025	-	1,026,860	5,477,243	133,308	6,637,411
Charge for the year	-	263,566	1,751,392	-	2,014,958
Balance, June 30, 2026	-	1,290,426	7,228,635	133,308	8,652,369
Net book value:
Balance, December 31, 2025	1,896,292	1,558,181	5,075,742	-	8,530,215

Balance, June 30, 2026	1,896,292	1,395,832	3,530,808	-	6,822,932